Cover	Mar. 24, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2024
Entity File Number	001-40130
Entity Registrant Name	BRAND ENGAGEMENT NETWORK INC.
Entity Central Index Key	0001838163
Entity Tax Identification Number	98-1574798
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	145 E. Snow King Ave
Entity Address, Address Line Two	PO Box 1045
Entity Address, City or Town	Jackson
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	32001
City Area Code	(214)
Local Phone Number	452-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	DHC Acquisition Corp.
Common Stock Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BNAI
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BNAIW
Security Exchange Name	NASDAQ